Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

17.    Subsequent Events

Updates subsequent to August 9, 2013 (Unaudited)

According to the shareholders’ resolution dated August 13, 2013, the redemption availability dates of the Company’s Series B, B-1 and B-2 preferred shares were amended to January 1, 2014, respectively.

In conjunction with the preparation of these financial statements, an evaluation of subsequent events was performed through September 11, 2013 (unaudited), which is the date the financial statements were issued.

Subsequent events for the unaudited consolidated financial statement as of September 30, 2013 (Unaudited)

On September 25, 2013, the Company registration statement on Form S-1 (File No. 333-190761) was declared effective by the SEC for the initial public offering of 8,165,000 shares of ordinary shares. The offering was completed on October 1, 2013 (Note 1b).

Upon completion of the initial public offering of the Company on October 1, 2013, the Series A, B, B1 and B2 Convertible Preferred Shares automatically converted into 16,163,598 ordinary shares